Restricted Cash - Schedule of Cash and Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents	$ 127,160	$ 30,833	$ 117,651	$ 46,596
Restricted cash	199	199	199	199
Cash, cash equivalents and restricted cash	$ 127,359	$ 31,032	$ 117,850	$ 46,795	$ 34,689